                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 14, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004
                          AS SUPPLEMENTED APRIL 1, 2004


Effective January 14, 2005, Raiford Garrabrant will no longer serve as the portfolio manager of the Small Company Growth Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Small Company Growth Fund on page 115 of the Prospectus.

     SMALL COMPANY GROWTH FUND FUND. David Nolan has managed or has been a member of the team that manages the BB&T Small Company Growth Fund since January 2005. Mr. Nolan has managed the BB&T Mid Cap Growth Fund since its inception and the OVB Capital Appreciation Fund (predecessor to the BB&T Mid Cap Growth Fund) since December 1993. Mr. Nolan is a Senior Vice President and portfolio manager with the Adviser. He has been with the Adviser and its predecessors since 1985.

                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 14, 2005
                                     TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2004

Effective immediately, the disclosure under the heading "Sales Charge Reductions and Waivers - Concurrent Purchases and Rights of Accumulation" on page 30 of the statement of additional information is replaced in its entirety with the following:

     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

     Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission.

                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 14, 2005
                                     TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004


Effective January 14, 2005, Raiford Garrabrant will no longer serve as the portfolio manager of the Small Company Growth Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Small Company Growth Fund on page 93 of the Prospectus.

     SMALL COMPANY GROWTH FUND FUND. David Nolan has managed or has been a member of the team that manages the BB&T Small Company Growth Fund since January 2005. Mr. Nolan has managed the BB&T Mid Cap Growth Fund since its inception and the OVB Capital Appreciation Fund (predecessor to the BB&T Mid Cap Growth Fund) since December 1993. Mr. Nolan is a Senior Vice President and portfolio manager with the Adviser. He has been with the Adviser and its predecessors since 1985.

                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 14, 2005
                                     TO THE
                             BB&T EQUITY INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 30, 2004

Effective immediately, the disclosure under the heading "Sales Charge Reductions and Waivers - Concurrent Purchases and Rights of Accumulation" on page 15 of the statement of additional information is replaced in its entirety with the following:

     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

     Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission.

                                   BB&T FUNDS

                        SUPPLEMENT DATED JANUARY 14, 2005
                                     TO THE
                             BB&T EQUITY INDEX FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

Effective immediately, the disclosure under the heading "Sales Charge Reductions and Waivers - Concurrent Purchases and Rights of Accumulation" on page 19 of the statement of additional information is replaced in its entirety with the following:

     CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

     Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission.